TRADE AND OTHER PAYABLES	6 Months Ended
Dec. 31, 2023
TRADE AND OTHER PAYABLES [Abstract]
TRADE AND OTHER PAYABLES
6.          TRADE AND OTHER PAYABLES

	December 31, 2023 US$	June 30, 2023 US$
Current
Trade payables	1,068,905	711,011
Accruals	1,100,562	455,241
Employee benefits	16,158	14,732
Total trade and other payables	2,185,625	1,180,984